PROPERTY, PLANT AND EQUIPMENT (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	₽ 272,841	₽ 302,662
Property, plant and equipment at end of period	263,063	272,841	₽ 302,662
Amount of compensation from third parties	1,231	1,350	1,010
Network and base station equipment
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	227,110	242,021
Property, plant and equipment at end of period	217,599	227,110	242,021
Amortization			51,967
Land and buildings
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	17,291	19,866
Property, plant and equipment at end of period	15,603	17,291	19,866
Amortization			930
Office equipment, vehicles and other
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	11,074	11,809
Property, plant and equipment at end of period	11,131	11,074	11,809
Amortization			5,385
Construction in progress and equipment for installation
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	17,366	28,966
Property, plant and equipment at end of period	18,730	17,366	28,966
Carrying amount
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	640,117	648,509
Additions	59,581	48,722
Disposal of UMS		(8,357)
Arising on business combinations	17
Transfer to assets held for sale	(1,430)	(1,562)
Disposal	(34,551)	(24,322)
Other	(187)	6
Foreign exchange differences	(4,841)	(22,879)
Property, plant and equipment at end of period	658,706	640,117	648,509
Carrying amount | Network and base station equipment
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	548,058	542,530
Additions	2,094	1,350
Put into use	48,689	47,894
Disposal of UMS		(4,152)
Arising on business combinations	10
Transfer to assets held for sale	(1,408)	(1,557)
Disposal	(27,092)	(20,321)
Other	327	(118)
Foreign exchange differences	(4,320)	(17,568)
Property, plant and equipment at end of period	566,358	548,058	542,530
Carrying amount | Land and buildings
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	25,443	27,321
Additions	15	32
Put into use	281	1,550
Disposal of UMS		(1,309)
Arising on business combinations	2
Disposal	(684)	(426)
Other	(69)	(200)
Foreign exchange differences	36	(1,525)
Property, plant and equipment at end of period	25,024	25,443	27,321
Carrying amount | Office equipment, vehicles and other
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	49,250	49,692
Additions	302
Put into use	4,522	5,278
Disposal of UMS		(452)
Arising on business combinations	5
Transfer to assets held for sale	(22)	(5)
Disposal	(5,460)	(3,201)
Other	(452)	269
Foreign exchange differences	(315)	(2,331)
Property, plant and equipment at end of period	47,830	49,250	49,692
Carrying amount | Construction in progress and equipment for installation
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	17,366	28,966
Additions	57,170	47,340
Put into use	(53,492)	(54,722)
Disposal of UMS		(2,444)
Disposal	(1,315)	(374)
Other	7	55
Foreign exchange differences	(242)	(1,455)
Property, plant and equipment at end of period	19,494	17,366	28,966
Accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	(367,276)	(345,847)
Charge for the year	(58,301)	(59,956)
Disposal of UMS		1,397
Effect on assets impairment	(3,627)
Transfer to assets held for sale	962	851
Disposal	29,585	22,028
Other	(30)	(177)
Foreign exchange differences	3,044	14,428
Property, plant and equipment at end of period	(395,643)	(367,276)	(345,847)
Accumulated amortisation and impairment | Network and base station equipment
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	(320,948)	(300,509)
Charge for the year	(53,258)	(53,371)
Disposal of UMS		1,121
Effect on assets impairment	(2,175)
Transfer to assets held for sale	940	846
Disposal	24,248	19,126
Other	(458)	(222)
Foreign exchange differences	2,892	12,061
Property, plant and equipment at end of period	(348,759)	(320,948)	(300,509)
Accumulated amortisation and impairment | Land and buildings
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	(8,152)	(7,455)
Charge for the year	(1,114)	(1,262)
Disposal of UMS		62
Effect on assets impairment	(393)
Disposal	284	134
Other	33	(182)
Foreign exchange differences	(79)	551
Property, plant and equipment at end of period	(9,421)	(8,152)	(7,455)
Accumulated amortisation and impairment | Office equipment, vehicles and other
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	(38,176)	(37,883)
Charge for the year	(3,929)	(5,323)
Disposal of UMS		214
Effect on assets impairment	(295)
Transfer to assets held for sale	22	5
Disposal	5,053	2,768
Other	395	227
Foreign exchange differences	231	1,816
Property, plant and equipment at end of period	(36,699)	₽ (38,176)	₽ (37,883)
Accumulated amortisation and impairment | Construction in progress and equipment for installation
Disclosure of detailed information about property, plant and equipment
Effect on assets impairment	(764)
Property, plant and equipment at end of period	₽ (764)